Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Interest and dividend income (Note 3)
Loans	$ 56,042	$ 54,040
Securities	20,055	17,668
Assets purchased under reverse repurchase agreements and securities borrowed	22,367	27,121
Deposits and other	5,361	6,122
Interest and dividend income	103,825	104,951
Interest expense (Note 3)
Deposits and other	44,817	47,256
Other liabilities	25,371	28,967
Subordinated debentures	637	775
Interest expense	70,825	76,998
Net interest income	33,000	27,953
Non-interest income
Insurance service result (Note 15)	867	777
Insurance investment result (Note 15)	284	294
Trading revenue	3,125	2,327
Investment management and custodial fees	10,647	9,325
Mutual fund revenue	5,084	4,437
Securities brokerage commissions	1,905	1,660
Service charges	2,425	2,294
Underwriting and other advisory fees	2,899	2,672
Foreign exchange revenue, other than trading	1,301	1,142
Card service revenue	1,333	1,273
Credit fees	1,670	1,592
Net gains on investment securities	120	170
Income (loss) from joint ventures and associates (Note 12)	73	(16)
Other	1,872	1,444
Non-interest income	33,605	29,391
Total revenue	66,605	57,344
Provision for credit losses (Notes 4 and 5)	4,362	3,232
Non-interest expense
Human resources (Notes 16 and 20)	23,122	21,083
Equipment	2,790	2,537
Occupancy	1,679	1,805
Communications	1,497	1,369
Professional fees	2,177	2,525
Amortization of other intangibles (Note 11)	1,759	1,549
Other	3,568	3,382
Non-interest expense	36,592	34,250
Income before income taxes	25,651	19,862
Income taxes (Note 21)	5,282	3,622
Net income	20,369	16,240
Net income attributable to:
Shareholders	20,362	16,230
Non-controlling interests	7	10
Net income	$ 20,369	$ 16,240
Basic earnings per share (in dollars) (Note 22)	$ 14.1	$ 11.27
Diluted earnings per share (in dollars) (Note 22)	14.07	11.25
Dividends per common share (in dollars)	$ 6.04	$ 5.6